Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Receivables [Abstract]
Minimum percentage of profit allocated to general reserve fund	10.00%	10.00%
Maximum threshold percentage of general reserve fund to registered capital	50.00%	50.00%
Restricted assets net	¥ 395,537	$ 62,068